Fair Value Measurement - Schedule of Significant Unobservable Inputs Adopted in Valuation of Fair Value Assets (Detail) - Valuation, Market Approach - Significant Unobservable Inputs (Level 3)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Lack of Marketability Discount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs			0.30
Lack of Marketability Discount | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	0.16	0.19
Lack of Marketability Discount | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	0.27	0.25
Risk Free Rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	0.013	0.016	0.022
Risk Free Rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	0.039	0.04	0.045
Expected Volatility | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	0.44	0.45	0.42
Expected Volatility | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	0.76	0.59	0.67
Revenue Multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs		11	3
Revenue Multiple | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	4
Revenue Multiple | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	6